Supplemental Cash Flow Information - Supplementary Cash Flow Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of cash flows, additional disclosures [Abstract]
Property, plant and equipment in accounts payable	$ 1,721	$ 7,867
Right-of-use-asset additions	2,445	9,386
Capitalized borrowing costs	2,136	21,961
Amortization of prepaids	32,120	48,040
Interest paid	34,157	47,904
Interest received	$ 2,198	$ 2,516